Share-based payment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payment
23	Share-based payment

Accounting policy

The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market acquisition conditions on the date the vesting date is acquired. For non-vesting share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.

The plans have been administered by the Board of Directors of each Company, at its option, by a Committee, within the limits established in the guidelines for the elaboration and structuring of each plan and in the applicable legislation.

a)	Description of share-based payment arrangements

i.	Equity-settled transactions

The cost of equity-settled transactions with employees is measured by reference to the fair value of the equity instruments on the date on which they are granted and is recognized as an expense over the vesting period, which ends on the date on which the employees become fully entitled to the award. A corresponding credit is recognized within equity. In valuing equity-settled transactions, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the company (market conditions). Non-vesting conditions, such as the condition that employees contribute to a savings-related plan, are taken into account in the grant-date fair value, and failure to meet a non-vesting condition, where this is within the control of the employee is treated as a cancellation and any remaining unrecognized cost is expensed. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility, expected life of the stock option or stock grant and dividend yield. The last two years of historical data shares value of the Company and subsidiaries have been considered in setting the assumptions.

Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior.

For other equity-settled share-based payment transactions, the goods or services received and the corresponding increase in equity are measured at the fair value of the goods or services received unless their fair value cannot be reliably estimated. If the fair value of the goods and services received cannot be reliably estimated, the transaction is measured by reference to the fair value of the equity instruments granted.

ii.	Cash-settled transactions

The Company has a phantom stock plan that provides for the granting of stock appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company’s common shares less the grant price. Compensation expense is recognized based on the fair value, measured according to the market-to-market of the Cosan’s shares. Any changes in the liability are recognized in profit or loss.

iii.	Employee share scheme (Stock-based compensation plan)

A scheme under which shares may be issued by the Company to employees for no cash consideration was approved by shareholders at the 2016 annual general meeting.

Under the scheme, eligible employees may be granted ordinary shares annually for no cash consideration. The number of shares issued to participants in the scheme is the offer amount divided by the weighted average price at which the Company’s shares are traded on the Stock Exchange. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares and as part of employee benefit costs in the period the shares are granted.

For equity-settled shared based compensation, expense is based on the grant date fair value of the awards expected to vest over the vesting period. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the income statement.

The Black-Scholes methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

The following share-based payment arrangements:

Type of award / grant date	Company	Expected life (years)	Granted
Stock option programs
August 18, 2011—(A)	Cosan S.A.	1 to 7	4,825,000
August 18, 2011—(B)	Cosan S.A.	1 to 12	5,000,000
December 12, 2012—(C)	Cosan S.A.	1 to 7	700,000
April 24, 2013	Cosan S.A.	5 to 7	970,000
April 25, 2014	Cosan S.A.	5 to 7	960,000
August 31, 2015	Cosan S.A.	5 to 7	759,000

			13,214,000
Stock grant programs
October 1, 2015	Rumo	5	1,485,900
January 2, 2017	Rumo	5	1,476,000
April 20, 2017	Comgás	5	61,300
April 27, 2017	Cosan S.A.	5	274,000
July 31, 2017	Cosan S.A.	5	298,107
August 12, 2017	Comgás	5	97,780
August 18, 2017	Cosan Limited	5	2,053,632
September 1, 2017	Rumo	5	870,900
July 31, 2018	Cosan S.A.	5	210,602
August 1, 2018	Rumo	5	1,149,544
August 1, 2018	Comgás	5	96,787

			8,074,552
Cash-settled transactions
September 29, 2017	Cosan Limited	5	255,000

b)	Measurement of fair values

The weighted average fair value of the programs granted during the financial years ended December 31, 2018 and 2017 and principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Comgás		Rumo
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Weighted average fair value at grant date	36.06	34.17	36.37	36.83	13.94	10.42
Weighted average of key assumptions:
Share price at grant date	38.61	34.51	54.25	51.03	13.94	10.42
Risk-free interest rate	15.00%	15.00%	10.56%	11.13%	10.93%	9.93%
Dividend yield	2.86%	5.93%	7.19%	4.32%	—	—
Volatility factor	33.70%	33.23%	32.38%	28.60%	31.91%	29.76%

c)	Reconciliation of outstanding share options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock option programs	Stock grant programs	Total	Weighted-average exercise price
At January 1, 2017	7,978,000	1,522,220	9,500,220	29.05
Granted	—	3,370,267	3,370,267	36.06
Vested	(1,405,000)	(8,206)	(1,413,206)	23.19
Cancelled	(427,000)	(368,444)	(795,444)	—

At December 31, 2017	6,146,000	4,515,837	10,661,837	29.84
Granted	—	1,456,933	1,456,933	—
Vested	(942,000)	(57,874)	(999,874)	23.32
Cancelled	(175,000)	(219,295)	(394,295)	—

At December 31, 2018	5,029,000	5,695,601	10,724,601	33.77

d)	Expense recognized in profit or loss

Share-based compensation expense included in the income statement for the years ended December 31, 2018, 2017 and 2016 was as follows:

	Stock option programs	Stock grant programs	Total
December 31, 2016	8,369	3,889	12,258
December 31, 2017	5,972	59,967	65,939

December 31, 2018	3,925	52,580	56,505